Derivatives (Fair Value Hedges) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	$ (226)	$ 383	$ (851)
Net Derivative Gains (Losses) Recognized for Hedged Items	220	(377)	874
Ineffectiveness Recognized in Net Derivative Gains (Losses)	(6)	6	23
Interest rate swaps | Fixed maturity securities
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	4	4	34
Net Derivative Gains (Losses) Recognized for Hedged Items	0	(1)	(33)
Ineffectiveness Recognized in Net Derivative Gains (Losses)	4	3	1
Interest rate swaps | Policyholder account balances [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	(4)	649	(800)
Net Derivative Gains (Losses) Recognized for Hedged Items	(6)	(635)	807
Ineffectiveness Recognized in Net Derivative Gains (Losses)	(10)	14	7
Foreign currency swaps | Foreign-denominated fixed maturity securities
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	14	13	13
Net Derivative Gains (Losses) Recognized for Hedged Items	(5)	(11)	(12)
Ineffectiveness Recognized in Net Derivative Gains (Losses)	9	2	1
Foreign currency swaps | Foreign-denominated policyholder account balances [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Derivatives	(240)	(283)	(98)
Net Derivative Gains (Losses) Recognized for Hedged Items	231	270	112
Ineffectiveness Recognized in Net Derivative Gains (Losses)	$ (9)	$ (13)	$ 14